Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	POWELL MAX LIMITED
Entity Central Index Key	0002012096
Entity File Number	001-42260
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	22/F., Euro Trade Centre
Entity Address, Address Line Two	13-14 Connaught Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Trading Symbol	PMAX
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	12,688,269
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tsz Kin Wong
Contact Personnel Email Address	ir@janfp.com
Entity Address, Address Line One	22/F., Euro Trade Centre
Entity Address, Address Line Two	13-14 Connaught Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	(852)
Local Phone Number	2188 2588